UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10 166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	4/30
Date of reporting period:	4/30/16

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus State Municipal Bond Funds,
Dreyfus Connecticut Fund

ANNUAL REPORT April 30, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund, covering the 12-month period from May 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2015 through April 30, 2016, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended April 30, 2016, Class A shares of Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 4.75%, Class C shares returned 3.96%, Class I shares returned 5.01%, Class Y shares returned 5.04%, and Class Z shares returned 5.05%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Connecticut, achieved a total return of 5.29% for the same period.2

Municipal bonds produced solidly positive returns over the reporting period amid robust demand for competitive levels of after-tax income. The fund lagged its benchmark, mainly due to the general underperformance of Connecticut bonds compared to national averages.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Connecticut state income taxes, without undue risk. To pursue its goal, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal and Connecticut state income taxes. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded, general obligation, and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Flight to Safety Supported Municipal Bonds

Municipal bonds were influenced during the reporting period by bouts of economic uncertainty. The U.S. economy grew robustly early in the reporting period, but global economic instability and declining commodity prices soon caused investors to turn away from riskier assets and toward high-quality securities. Demand was especially robust for securities with competitive income profiles, and the after-tax yields of municipal bonds generally compared favorably with those of taxable U.S. Treasury securities.

Municipal bonds with longer-term maturities benefited from falling long-term interest rates, and short-term securities produced positive returns even as the Federal Reserve Board raised short-term interest rates in December 2015. Supply-and-demand influences in the municipal bond market also proved favorable. New issuance volumes increased over much of 2015 when issuers rushed to refinance existing debt before the rate hike, but the supply of newly issued securities subsequently moderated amid steady investor demand.

Municipal bonds were further supported by generally improving credit conditions as tax revenues recovered beyond pre-recession levels for most states. Connecticut’s economy has fared worse than national averages, and its fiscal condition has been undermined by major businesses moving

3

DISCUSSION OF FUND PERFORMANCE (continued)

out of state, lower revenues from capital gains taxes, and the need to fund a weak public pension system.

Longer-Term Maturities Bolstered Relative Results

The fund’s performance compared to its benchmark was supported by its focus on municipal bonds with longer-term maturities and underweighted positions in bonds with maturities of five years and less. This positioning enabled the fund to benefit from falling long-term interest rates and narrowing yield differences along the market’s maturity range.

The fund also achieved strong results through overweighted positions in higher-yielding revenue bonds and underweighted exposure to general obligation and escrowed bonds. Results were especially robust among bonds backed by hospitals and educational facilities. The fund further benefited from lack of direct exposure to uninsured municipal bonds from Puerto Rico.

Although disappointments during the reporting period were relatively mild, higher-quality municipal bonds backed by essential municipal services lagged market averages.

Tilting toward Higher-Quality Securities

We remain optimistic regarding the prospects for the municipal bond market as the U.S. economy continues to grow, but we are aware of the potential risks posed by political uncertainty and rising short-term interest rates. We also are aware that yield differences have narrowed along the market’s credit-quality spectrum.

Therefore, we have begun to shift toward a higher-quality bias, adding positions in revenue bonds with credit ratings of A or better. We have complemented these higher-quality holdings with more yield-oriented investments, and we have retained the fund’s focus on longer-term maturities.

May 16, 2016

Bond funds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z, Class Y, and Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 SOURCE: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund Class A shares, Class C shares, Class I shares and Class Y shares and the Barclays Municipal Bond Index

† Source: Lipper Inc.

†† The total return figures presented for Class I shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 12/15/08 (the inception date for Class I shares), not reflecting the applicable sales load for Class A shares.

The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 9/3/13 (the inception date for Class Y shares), not reflecting the applicable sales load for Class A shares.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and Class Y shares of Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund on 4/30/06 to a $10,000 investment made in the Barclays Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund invests primarily in Connecticut municipal securities and its performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. Performance for Class Z shares will vary from the performance of Class A, Class C, Class I and Class Y shares shown above due to differences in charges and expenses. The Index is not limited to investments principally in Connecticut municipal obligations. The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall. These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (continued)

Average Annual Total Returns as of 4/30/16
	Inception Date	1 Year	5 Years	10 Years	From Inception
Class A shares
with maximum sales charge (4.5%)	5/28/87	0.04%	3.66%	3.51%	-
without sales charge	5/28/87	4.75%	4.61%	4.00%	-
Class C shares
with applicable redemption charge†	8/15/95	2.96%	3.82%	3.21%	-
without redemption	8/15/95	3.96%	3.82%	3.21%	-
Class I shares	12/15/08	5.01%	4.89%	4.19%††	-
Class Y shares	9/3/13	5.04%	4.75%††	4.06%††	-
Class Z shares	5/30/07	5.05%	4.85%	-	4.16%
Barclays Municipal Bond Index	5/31/07	5.29%	5.37%	4.94%	4.95%†††

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† The total return performance figures presented for Class I shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 12/15/08 (the inception date for Class I shares), not reflecting the applicable sales load for Class A shares.

The total return performance figures presented for Class Y shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 9/3/13 (the inception date for Class Y shares), not reflecting the applicable sales load for Class A shares.

††† The Index date is based on the life of Class Z shares. For comparative purposes, the value of the Index as of 5/31/07 is used as the beginning value on 5/30/07 (the inception date for Class Z shares).

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the six months ended April 30, 2016
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$ 4.66	$ 8.48	$ 3.39	$ 3.24	$ 3.55
Ending value (after expenses)	$1,035.20	$1,031.30	$1,036.50	$1,037.50	$1,037.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$ 4.62	$ 8.42	$ 3.37	$ 3.22	$ 3.62
Ending value (after expenses)	$1,020.29	$1,016.51	$1,021.53	$1,021.68	$1,021.28

† Expenses are equal to the fund's annualized expense ratio of .92% for Class A, 1.68 % for Class C, .67% for Class I, .64% for Class Y and .72% for Class Z, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS

April 30, 2016

Long-Term Municipal Investments - 98.8%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Connecticut - 93.1%
Connecticut, GO	5.00	4/15/24	2,500,000	2,696,825
Connecticut, GO	5.00	3/1/26	5,000,000	6,076,600
Connecticut, GO	5.00	11/1/27	5,000,000	5,840,800
Connecticut, GO	5.00	11/1/27	2,000,000	2,196,680
Connecticut, GO	5.00	11/1/28	5,000,000	5,840,800
Connecticut, GO	5.00	11/1/28	3,000,000	3,295,020
Connecticut, GO	5.00	11/1/31	2,500,000	2,907,550
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	12/1/21	5,000,000	6,013,500
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	10/1/24	2,730,000	3,427,624
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	8/1/34	3,000,000	3,613,410
Connecticut, State Revolving Fund General Revenue	5.00	1/1/19	2,275,000	2,530,301
Connecticut, State Revolving Fund General Revenue	5.00	1/1/23	1,250,000	1,470,775
Connecticut, State Revolving Fund General Revenue	5.00	3/1/24	1,195,000	1,480,342
Connecticut, State Revolving Fund General Revenue	5.00	7/1/24	2,145,000	2,621,362
Connecticut Development Authority, PCR (The Connecticut Light and Power Company Project)	4.38	9/1/28	3,900,000	4,396,236
Connecticut Development Authority, Water Facilities Revenue (Aquarion Water Company of Connecticut Project)	5.50	4/1/21	4,500,000	5,182,290
Connecticut Development Authority, Water Facilities Revenue (Aquarion Water Company of Connecticut Project) (Insured; XLCA)	5.10	9/1/37	6,550,000	6,720,431
Connecticut Health and Educational Facilities Authority, Revenue (Ascension Health Senior Credit Group)	5.00	11/15/40	10,000,000	11,115,800
Connecticut Health and Educational Facilities Authority, Revenue (Bridgeport Hospital Issue)	5.00	7/1/25	3,625,000	4,303,238

8

Long-Term Municipal Investments - 98.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Connecticut - 93.1% (continued)
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/27	285,000		307,350
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/34	825,000		890,530
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/35	2,000,000		2,257,400
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/40	2,500,000		2,821,750
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/46	1,000,000		1,166,540
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue) (Prerefunded)	5.00	7/1/18	1,135,000	[a]	1,239,114
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue) (Prerefunded)	5.00	7/1/18	1,500,000	[a]	1,637,595
Connecticut Health and Educational Facilities Authority, Revenue (Greenwich Academy Issue) (Insured; Assured Guaranty Municipal Corp.)	5.25	3/1/32	10,880,000		14,012,678
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/27	3,265,000		3,891,488
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/32	1,000,000		1,111,060
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/41	2,000,000		2,208,900
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/45	2,500,000		2,847,675
Connecticut Health and Educational Facilities Authority, Revenue (Healthcare Facility Expansion Issue - Church Home of Hartford Inc., Project)	5.00	9/1/46	1,000,000	[b]	1,071,540
Connecticut Health and Educational Facilities Authority, Revenue (Healthcare Facility Expansion Issue - Church Home of Hartford Inc., Project)	5.00	9/1/53	1,500,000	[b]	1,590,675
Connecticut Health and Educational Facilities Authority, Revenue (Loomis Chaffee School Issue) (Insured; AMBAC)	5.25	7/1/28	1,760,000		2,308,451

9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 98.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Connecticut - 93.1% (continued)
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue)	5.00	7/1/36	5,000,000		5,835,750
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue)	5.00	7/1/36	200,000		234,836
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue)	5.00	7/1/45	3,000,000		3,441,600
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue) (Insured; National Public Finance Guarantee Corp.)	5.75	7/1/33	25,000		27,437
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue) (Insured; National Public Finance Guarantee Corp.) (Prerefunded)	5.75	7/1/18	2,475,000	[a]	2,743,661
Connecticut Health and Educational Facilities Authority, Revenue (Sacred Heart University Issue)	5.38	7/1/31	1,000,000		1,129,570
Connecticut Health and Educational Facilities Authority, Revenue (Salisbury School Issue) (Insured; Assured Guaranty Corp.) (Prerefunded)	5.00	7/1/18	5,000,000	[a]	5,457,500
Connecticut Health and Educational Facilities Authority, Revenue (Stamford Hospital Issue)	5.00	7/1/30	6,750,000		7,572,352
Connecticut Health and Educational Facilities Authority, Revenue (The William W. Backus Hospital Issue) (Insured; Assured Guaranty Municipal Corp.) (Prerefunded)	5.25	7/1/18	2,000,000	[a]	2,194,220
Connecticut Health and Educational Facilities Authority, Revenue (Trinity Health Credit Group)	5.00	12/1/45	3,500,000		4,115,370
Connecticut Health and Educational Facilities Authority, Revenue (Wesleyan University Issue)	5.00	7/1/35	5,000,000		5,699,700
Connecticut Health and Educational Facilities Authority, Revenue (Wesleyan University Issue)	5.00	7/1/39	6,500,000		7,409,610
Connecticut Health and Educational Facilities Authority, Revenue (Western Connecticut Health Network Issue)	5.38	7/1/41	1,000,000		1,129,060
Connecticut Health and Educational Facilities Authority, Revenue (Yale New Haven Health Issue)	5.00	7/1/27	3,960,000		4,863,236

10

Long-Term Municipal Investments - 98.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Connecticut - 93.1% (continued)
Connecticut Health and Educational Facilities Authority, Revenue (Yale University Issue)	5.00	7/1/40	5,000,000		5,453,550
Connecticut Health and Educational Facilities Authority, Revenue (Yale-New Haven Hospital Issue) (Prerefunded)	5.75	7/1/20	4,000,000	[a]	4,782,600
Connecticut Health and Educational Facilities Authority, State Supported Child Care Revenue	5.00	7/1/25	1,490,000		1,726,448
Connecticut Higher Education Supplemental Loan Authority, Senior Revenue (Connecticut Family Education Loan Program) (Insured; National Public Finance Guarantee Corp.)	4.80	11/15/22	2,055,000		2,084,530
Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue (Connecticut Health and Educational Facilities Authority Loan Program)	5.00	11/15/21	1,450,000		1,690,468
Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue (Connecticut Health and Educational Facilities Authority Loan Program)	5.00	11/15/22	1,400,000		1,648,220
Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue (Connecticut Health and Educational Facilities Authority Loan Program)	5.00	11/15/23	1,400,000		1,669,528
Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue	5.00	1/1/38	3,000,000		3,410,760
Connecticut Municipal Electric Energy Cooperative, Transmission Services Revenue	5.00	1/1/22	1,505,000		1,809,431
Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue	5.00	1/1/42	3,000,000		3,457,650
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue (Wheelabrator Lisbon Project)	5.50	1/1/20	5,870,000		5,909,740
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue	5.00	8/15/26	700,000		864,066
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue	5.00	8/15/27	1,250,000		1,529,550
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue	5.00	8/15/29	1,500,000		1,814,925

11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 98.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Connecticut - 93.1% (continued)
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue (Insured; Assured Guaranty Municipal Corp.) (Prerefunded)	5.00	11/15/18	1,800,000	[a]	1,991,718
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue (Insured; National Public Finance Guarantee Corp.)	5.00	8/15/35	25,000		25,088
Hartford, GO (Insured; Assured Guaranty Municipal Corp.) (Prerefunded)	5.00	4/1/22	255,000	[a]	311,299
Hartford County Metropolitan District, Clean Water Project Revenue	5.00	4/1/31	3,510,000		4,168,616
Hartford County Metropolitan District, Clean Water Project Revenue (Green Bonds)	5.00	11/1/42	2,000,000		2,370,860
Hartford Stadium Authority, LR	5.00	2/1/36	2,500,000		2,806,625
New Britain, GO (Insured; Assured Guaranty Corp.)	5.00	4/1/24	3,600,000		4,323,204
New Britain, GO (Insured; Assured Guaranty Corp.) (Prerefunded)	5.00	4/1/20	900,000	[a]	1,040,562
New Haven, GO	5.00	8/15/27	750,000		922,283
New Haven, GO (Insured; Build America Municipal Assurance Company)	5.00	3/1/17	1,425,000		1,471,099
New Haven, GO (Insured; Build America Municipal Assurance Company)	5.00	8/15/26	1,250,000		1,550,775
Norwalk, GO	5.00	7/15/24	1,000,000		1,223,480
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/27	3,000,000		3,657,750
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/31	3,940,000		4,538,486
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/32	1,370,000		1,617,573
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/33	1,500,000		1,765,245
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/39	1,500,000		1,748,895
South Central Connecticut Regional Water Authority, Water System Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	8/1/24	2,000,000		2,538,640

12

Long-Term Municipal Investments - 98.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Connecticut - 93.1% (continued)
South Central Connecticut Regional Water Authority, Water System Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	8/1/31	2,000,000	2,149,980
Stamford, GO	5.00	7/1/21	4,410,000	5,311,801
University of Connecticut, GO	5.00	2/15/25	1,000,000	1,108,190
University of Connecticut, GO	5.00	2/15/27	1,000,000	1,106,150
University of Connecticut, GO	5.00	2/15/28	1,000,000	1,106,150
University of Connecticut, Special Obligation Student Fee Revenue	5.00	11/15/24	5,000,000	6,164,100
				265,816,267
U.S. Related - 5.7%
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	5.50	5/15/39	3,000,000	3,000,000
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	12,000,000	[c] 1,083,360
Guam, Business Privilege Tax Revenue	5.00	11/15/35	2,800,000	3,249,148
Guam, LOR (Section 30)	5.63	12/1/29	1,000,000	1,127,630
Virgin Islands Port Authority, Marine Revenue	5.00	9/1/44	2,000,000	2,224,420
Virgin Islands Public Finance Authority, Revenue (Virgin Islands Matching Fund Loan Note)	5.00	10/1/25	5,000,000	5,595,750
				16,280,308

Total Investments (cost $260,376,182)			98.8%	282,096,575
Cash and Receivables (Net)			1.2%	3,454,598
Net Assets			100.0%	285,551,173

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities were valued at $2,662,215 or .93% of net assets.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

13

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Health Care	20.7
Education	19.5
Utility-Water and Sewer	13.1
State/Territory	10.1
Prerefunded	7.5
Special Tax	6.2
Utility-Electric	5.3
Industrial	4.7
City	2.4
Asset Backed	1.4
Transportation	1.2
Lease	1.0
Housing	.8
Other	4.9
98.8

† Based on net assets.

See notes to financial statements.

14

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

15

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	260,376,182	282,096,575
Interest receivable		3,761,547
Receivable for shares of Beneficial Interest subscribed		100,900
Prepaid expenses		24,481
		285,983,503
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		204,989
Cash overdraft due to Custodian		44,916
Payable for shares of Beneficial Interest redeemed		109,185
Accrued expenses		73,240
		432,330
Net Assets ($)		285,551,173
Composition of Net Assets ($):
Paid-in capital		270,813,169
Accumulated undistributed investment income—net		21,653
Accumulated net realized gain (loss) on investments		(7,004,042)
Accumulated net unrealized appreciation (depreciation) on investments		21,720,393
Net Assets ($)		285,551,173

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	167,983,753	11,919,371	9,793,907	1,613,976	94,240,166
Shares Outstanding	13,878,652	986,321	809,147	133,356	7,787,431
Net Asset Value Per Share ($)	12.10	12.08	12.10	12.10	12.10

See notes to financial statements.

16

STATEMENT OF OPERATIONS

Year Ended April 30, 2016

Investment Income ($):
Interest Income	10,680,224
Expenses:
Management fee—Note 3(a)	1,571,946
Shareholder servicing costs—Note 3(c)	601,317
Distribution fees—Note 3(b)	86,565
Professional fees	74,638
Registration fees	47,659
Custodian fees—Note 3(c)	26,385
Prospectus and shareholders’ reports	16,569
Trustees’ fees and expenses—Note 3(d)	15,130
Loan commitment fees—Note 2	3,536
Miscellaneous	37,912
Total Expenses	2,481,657
Less—reduction in fees due to earnings credits—Note 3(c)	(678)
Net Expenses	2,480,979
Investment Income—Net	8,199,245
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,572,633
Net unrealized appreciation (depreciation) on investments	3,729,771
Net Realized and Unrealized Gain (Loss) on Investments	5,302,404
Net Increase in Net Assets Resulting from Operations	13,501,649

See notes to financial statements.

17

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2016	2015
Operations ($):
Investment income—net	8,199,245	8,724,656
Net realized gain (loss) on investments	1,572,633	(693,123)
Net unrealized appreciation (depreciation) on investments	3,729,771	5,974,235
Net Increase (Decrease) in Net Assets Resulting from Operations	13,501,649	14,005,768
Dividends to Shareholders from ($):
Investment income—net:
Class A	(4,745,819)	(5,116,972)
Class C	(236,719)	(232,903)
Class I	(272,617)	(226,461)
Class Y	(57,674)	(68,701)
Class Z	(2,863,906)	(3,075,979)
Total Dividends	(8,176,735)	(8,721,016)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	4,778,857	3,887,665
Class C	1,179,222	1,337,345
Class I	3,623,692	3,655,037
Class Y	-	3,158,622
Class Z	1,822,682	3,628,510
Dividends reinvested:
Class A	3,684,928	4,005,593
Class C	189,938	185,817
Class I	215,394	153,061
Class Y	5,826	18,234
Class Z	2,167,340	2,387,424
Cost of shares redeemed:
Class A	(17,534,671)	(25,290,073)
Class C	(1,039,122)	(1,271,663)
Class I	(1,650,293)	(4,510,047)
Class Y	(922,504)	(722,750)
Class Z	(11,105,441)	(8,793,179)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(14,584,152)	(18,170,404)
Total Increase (Decrease) in Net Assets	(9,259,238)	(12,885,652)
Net Assets ($):
Beginning of Period	294,810,411	307,696,063
End of Period	285,551,173	294,810,411
Undistributed investment income—net	21,653	-

18

	Year Ended April 30,
	2016	2015
Capital Share Transactions (Shares):
Class A
Shares sold	402,533	326,752
Shares issued for dividends reinvested	309,934	336,874
Shares redeemed	(1,477,578)	(2,134,739)
Net Increase (Decrease) in Shares Outstanding	(765,111)	(1,471,113)
Class C
Shares sold	100,050	113,014
Shares issued for dividends reinvested	15,995	15,649
Shares redeemed	(87,812)	(107,464)
Net Increase (Decrease) in Shares Outstanding	28,233	21,199
Class Ia
Shares sold	305,514	308,629
Shares issued for dividends reinvested	18,106	12,860
Shares redeemed	(138,226)	(383,373)
Net Increase (Decrease) in Shares Outstanding	185,394	(61,884)
Class Ya
Shares sold	-	270,384
Shares issued for dividends reinvested	496	1,528
Shares redeemed	(78,176)	(60,966)
Net Increase (Decrease) in Shares Outstanding	(77,680)	210,946
Class Z
Shares sold	153,844	304,667
Shares issued for dividends reinvested	182,361	200,814
Shares redeemed	(939,156)	(739,096)
Net Increase (Decrease) in Shares Outstanding	(602,951)	(233,615)

[a]During the period ended April 30, 2015, 238,227 Class I shares representing $2,782,497 were exchanged for 238,227 Class Y shares.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	11.88	11.67	12.39	12.23	11.32
Investment Operations:
Investment income—net[a]	.34	.34	.37	.38	.44
Net realized and unrealized gain (loss) on investments	.21	.21	(.72)	.19	.91
Total from Investment Operations	.55	.55	(.35)	.57	1.35
Distributions:
Dividends from investment income—net	(.33)	(.34)	(.37)	(.38)	(.44)
Dividends from net realized gain on investments	-	-	(.00)[b]	(.03)	-
Total Distributions	(.33)	(.34)	(.37)	(.41)	(.44)
Net asset value, end of period	12.10	11.88	11.67	12.39	12.23
Total Return (%)[c]	4.75	4.72	(2.72)	4.74	12.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91	.92	.90	.90	.91
Ratio of net expenses to average net assets	.91	.92	.90	.90	.91
Ratio of net investment income to average net assets	2.82	2.83	3.21	3.10	3.69
Portfolio Turnover Rate	9.75	8.44	9.50	19.13	13.77
Net Assets, end of period ($ x 1,000)	167,984	173,909	188,117	239,626	227,398

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

See notes to financial statements.

20

	Year Ended April 30,
Class C Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	11.86	11.66	12.37	12.21	11.30
Investment Operations:
Investment income—net[a]	.24	.25	.28	.29	.35
Net realized and unrealized gain (loss) on investments	.22	.20	(.71)	.19	.91
Total from Investment Operations	.46	.45	(.43)	.48	1.26
Distributions:
Dividends from investment income—net	(.24)	(.25)	(.28)	(.29)	(.35)
Dividends from net realized gain on investments	-	-	(.00)[b]	(.03)	-
Total Distributions	(.24)	(.25)	(.28)	(.32)	(.35)
Net asset value, end of period	12.08	11.86	11.66	12.37	12.21
Total Return (%)[c]	3.96	3.84	(3.39)	3.94	11.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.68	1.68	1.67	1.66	1.67
Ratio of net expenses to average net assets	1.68	1.68	1.67	1.66	1.67
Ratio of net investment income to average net assets	2.06	2.07	2.43	2.34	2.94
Portfolio Turnover Rate	9.75	8.44	9.50	19.13	13.77
Net Assets, end of period ($ x 1,000)	11,919	11,361	10,920	16,502	15,823

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

See notes to financial statements.

21

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class I Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	11.88	11.67	12.39	12.22	11.31
Investment Operations:
Investment income—net[a]	.36	.36	.40	.41	.46
Net realized and unrealized gain (loss) on investments	.22	.22	(.72)	.21	.92
Total from Investment Operations	.58	.58	(.32)	.62	1.38
Distributions:
Dividends from investment income—net	(.36)	(.37)	(.40)	(.42)	(.47)
Dividends from net realized gain on investments	-	-	(.00)[b]	(.03)	-
Total Distributions	(.36)	(.37)	(.40)	(.45)	(.47)
Net asset value, end of period	12.10	11.88	11.67	12.39	12.22
Total Return (%)	5.01	4.97	(2.48)	5.09	12.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67	.67	.65	.64	.65
Ratio of net expenses to average net assets	.67	.67	.65	.63	.65
Ratio of net investment income to average net assets	3.06	3.08	3.45	3.34	3.90
Portfolio Turnover Rate	9.75	8.44	9.50	19.13	13.77
Net Assets, end of period ($ x 1,000)	9,794	7,408	8,004	12,092	12,999

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

See notes to financial statements.

22

	Year Ended April 30
Class Y Shares	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	11.88	11.68	11.15
Investment Operations:
Investment income—net[b]	.37	.39	.26
Net realized and unrealized gain (loss) on investments	.22	.18	.53
Total from Investment Operations	.59	.57	.79
Distributions:
Dividends from investment income—net	(.37)	(.37)	(.26)
Net asset value, end of period	12.10	11.88	11.68
Total Return (%)	5.04	4.89	7.16[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64	.65	.63[d]
Ratio of net expenses to average net assets	.64	.65	.63[d]
Ratio of net investment income to average net assets	3.11	3.07	3.45[d]
Portfolio Turnover Rate	9.75	8.44	9.50
Net Assets, end of period ($ x 1,000)	1,614	2,506	1

a From September 3, 2013 (commencement of initial offering) to April 30, 2014.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

23

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class Z Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	11.87	11.67	12.39	12.22	11.31
Investment Operations:
Investment income—net[a]	.36	.36	.40	.41	.46
Net realized and unrealized gain (loss) on investments	.23	.20	(.72)	.20	.91
Total from Investment Operations	.59	.56	(.32)	.61	1.37
Distributions:
Dividends from investment income—net	(.36)	(.36)	(.40)	(.41)	(.46)
Dividends from net realized gain on investments	-	-	(.00)[b]	(.03)	-
Total Distributions	(.36)	(.36)	(.40)	(.44)	(.46)
Net asset value, end of period	12.10	11.87	11.67	12.39	12.22
Total Return (%)	5.05	4.85	(2.50)	5.04	12.31
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71	.70	.69	.69	.71
Ratio of net expenses to average net assets	.71	.70	.69	.69	.71
Ratio of net investment income to average net assets	3.03	3.04	3.43	3.32	3.89
Portfolio Turnover Rate	9.75	8.44	9.50	19.13	13.77
Net Assets, end of period ($ x 1,000)	94,240	99,626	100,654	116,617	114,892

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Connecticut Fund (the “fund”) is a separate non-diversified series of Dreyfus State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

25

NOTES TO FINANCIAL STATEMENTS (continued)

GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the

26

judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	282,096,575	-	282,096,575

† See Statement of Investments for additional detailed categorizations.

27

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

28

At April 30, 2016, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $403,106, accumulated capital losses $7,007,681 and unrealized appreciation $21,724,032.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2016. The fund has $2,359,815 of short-term capital losses and $4,647,866 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2016 and April 30, 2015 were as follows: tax-exempt income $8,176,735 and $8,696,233, and ordinary income $0 and $24,783, respectively.

During the period ended April 30, 2016, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $857 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million and prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2016, the fund did not borrow under the Facilities.

29

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund's average daily net assets and is payable monthly.

During the period ended April 30, 2016, the Distributor retained $3,160 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2016, Class C shares were charged $86,565 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2016, Class A and Class C shares were charged $421,515 and $28,855, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2016, Class Z shares were charged $48,386 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

30

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2016, the fund was charged $57,350 for transfer agency services and $2,809 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $678.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2016, the fund was charged $26,385 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended April 30, 2016, the fund was charged $2,014 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2016, the fund was charged $10,076 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $128,781, Distribution Plan fees $7,313, Shareholder Services Plan fees $41,185, custodian fees $13,344, Chief Compliance Officer fees $3,208 and transfer agency fees $11,158.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2016, amounted to $27,569,532 and $38,205,872, respectively.

At April 30, 2016, the cost of investments for federal income tax purposes was $260,372,543; accordingly, accumulated net unrealized appreciation on investments was $21,724,032, consisting of $22,062,675 gross unrealized appreciation and $338,643 gross unrealized depreciation.

31

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund (one of the series comprising Dreyfus State Municipal Bond Funds) as of April 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund at April 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 24, 2016

32

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended April 30, 2016 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Connecticut residents, Connecticut personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2016 calendar year on Form 1099-DIV which will be mailed in early 2017.

33

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 136

———————

Francine J. Bovich (64)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 77

———————

Peggy C. Davis (73)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

Diane Dunst (76)

Board Member (2007)

Principal Occupation During Past 5 Years:

• President of Huntting House Antiques (1999-present)

No. of Portfolios for which Board Member Serves: 14

———————

34

Nathan Leventhal (73)

Board Member (1989)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 49

———————

Robin A. Melvin (52)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; served as a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 108

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Member is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

35

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 65 investment companies (comprised of 136 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

36

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (66 investment companies, comprised of 161 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 61 investment companies (comprised of 157 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Distributor since 1997.

37

For More Information

Dreyfus State Municipal Bond Funds,
Dreyfus Connecticut Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PSCTX Class C: PMCCX Class I: DTCIX Class Y: DPMYX Class Z: DPMZX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0064AR0416

Dreyfus State Municipal Bond Funds,
Dreyfus Massachusetts Fund

ANNUAL REPORT April 30, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund, covering the 12-month period from May 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2015 through April 30, 2016, as provided by Daniel Rabasco and Thomas Casey, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended April 30, 2016, Class A shares of Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 4.84%, Class C shares returned 4.01%, and Class Z shares returned 5.07%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Massachusetts, achieved a total return of 5.29% for the same period.2

Municipal bonds produced solidly positive returns over the reporting period amid robust demand for competitive levels of after-tax income. The fund lagged its benchmark, mainly due to the general underperformance of Massachusetts bonds compared to national averages.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Massachusetts state income taxes, without undue risk. To pursue its goal, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal and Massachusetts state income taxes. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded, general obligation, and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Flight to Safety Supported Municipal Bonds

Municipal bonds were influenced during the reporting period by bouts of economic uncertainty. The U.S. economy grew robustly early in the reporting period, but global economic instability and declining commodity prices soon caused investors to turn away from riskier assets and toward high-quality securities. Demand was especially strong for securities with competitive income profiles, and the after-tax yields of municipal bonds generally compared favorably with those of taxable U.S. Treasury securities.

Municipal bonds with longer-term maturities benefited from falling long-term interest rates even as the Federal Reserve Board raised short-term interest rates in December 2015. Supply-and-demand influences in the municipal bond market also proved favorable. New issuance volumes increased over much of 2015 when issuers rushed to refinance existing debt before the rate hike, but the supply of newly issued securities subsequently moderated amid steady investor demand.

Municipal bonds were further supported by generally improving credit conditions as tax revenues recovered beyond pre-recession levels for most states. The fiscal condition of Massachusetts remained stable due to its strong local economy, high levels of personal income, and low unemployment rate. However, the state has continued to face budget pressures related to higher Medicaid expenditures and shortfalls in funding its public pension system.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Longer-Term Maturities Bolstered Relative Results

The fund’s performance compared to its benchmark was supported by its focus on municipal bonds with longer-term maturities and underweighted positions in bonds with maturities of five years and less. This positioning enabled it to participate more fully in the benefits of falling long-term interest rates and narrowing yield differences along the market’s maturity range.

The fund also achieved strong results through overweighted positions in higher-yielding revenue bonds and underweighted exposure to general obligation bonds. Results were especially robust among bonds backed by hospitals and airports. The fund further benefited from lack of direct exposure to uninsured municipal bonds from Puerto Rico.

Although disappointments during the reporting period were relatively mild, bonds with maturities in the 15-year range lagged their longer-term counterparts. In addition, higher-quality municipal bonds—including those backed by essential municipal services such as sewer systems, waterworks, and public utilities—trailed market averages.

Tilting toward Higher-Quality Securities

We remain optimistic regarding the prospects for the municipal bond market as the U.S. economy continues to grow, but we are aware of the potential risks posed by political uncertainty and rising short-term interest rates. We also are aware that yield differences have narrowed along the market’s credit-quality spectrum.

Therefore, we have begun to shift toward a higher-quality bias, adding positions in revenue bonds with credit ratings of A or better. We have complemented these higher-quality holdings with opportunistic purchases of select higher-yielding investments. We are also maintaining the fund’s focus on longer-term maturities, which should continue to perform well by deriving support from positive market supply and demand trends.

May 16, 2016

Bond funds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 SOURCE: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund Class A shares, Class C shares, Class Z shares and the Barclays Municipal Bond Index

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C and Class Z shares of Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund on 4/30/06 to a $10,000 investment made in the Barclays Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund invests primarily in Massachusetts municipal securities and its performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses for Class A, Class C and Class Z shares. The Index is not limited to investments principally in Massachusetts municipal obligations. The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall. These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (continued)

Average Annual Total Returns as of 4/30/16
	Inception Date	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	5/28/87	0.14%	3.80%	3.61%
without sales charge	5/28/87	4.84%	4.76%	4.08%
Class C shares
with applicable redemption charge†	8/15/95	3.01%	3.96%	3.31%
without redemption	8/15/95	4.01%	3.96%	3.31%
Class Z shares	10/20/04	5.07%	4.99%	4.32%
Barclays Municipal Bond Index		5.29%	5.37%	4.94%

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016
	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.80	$8.88	$3.74
Ending value (after expenses)	$1,033.60	$1,029.50	$1,034.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016
	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.77	$8.82	$3.72
Ending value (after expenses)	$1,020.14	$1,016.11	$1,021.18

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.76% for Class C and .74% for Class Z, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS

April 30, 2016

Long-Term Municipal Investments - 97.5%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Massachusetts - 91.4%
Boston Housing Authority, Capital Program Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/24	1,900,000		2,045,939
Massachusetts, Federal Highway GAN (Accelerated Bridge Program)	5.00	6/15/23	1,325,000		1,614,592
Massachusetts, GO	5.00	8/1/22	2,000,000		2,457,340
Massachusetts, GO	5.25	8/1/22	2,650,000		3,295,805
Massachusetts, GO	5.25	8/1/23	1,000,000		1,271,380
Massachusetts, GO	0.96	11/1/25	5,000,000	[a]	4,933,600
Massachusetts, GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,396,503
Massachusetts, GO (Insured; Assured Guaranty Municipal Corp.)	5.25	9/1/23	2,500,000		3,183,675
Massachusetts, Special Obligation Dedicated Tax Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,750,480
Massachusetts Bay Transportation Authority, Assessment Revenue	5.25	7/1/34	1,890,000		2,064,296
Massachusetts Bay Transportation Authority, GO (General Transportation System)	7.00	3/1/21	425,000		502,558
Massachusetts Bay Transportation Authority, GO (General Transportation System) (Escrowed to Maturity)	7.00	3/1/21	155,000		162,823
Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue	5.00	7/1/40	2,000,000		2,387,600
Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000		4,053,750
Massachusetts Clean Energy Cooperative Corporation, Massachusetts Clean Energy Cooperative Revenue	5.00	7/1/24	2,580,000		3,108,100
Massachusetts College Building Authority, Project Revenue	5.00	5/1/27	2,000,000		2,412,060
Massachusetts College Building Authority, Project Revenue (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity)	0.00	5/1/26	5,385,000	[b]	4,450,218
Massachusetts College Building Authority, Project Revenue (Insured; XLCA)	5.50	5/1/28	1,450,000		1,814,313

8

Long-Term Municipal Investments - 97.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Massachusetts - 91.4% (continued)
Massachusetts Department of Transportation, Metropolitan Highway System Senior Revenue	5.00	1/1/27	4,000,000		4,553,680
Massachusetts Development Finance Agency, Revenue (Baystate Medical Center Issue)	5.00	7/1/34	1,475,000		1,705,262
Massachusetts Development Finance Agency, Revenue (Berklee College of Music Issue)	5.00	10/1/31	1,000,000		1,152,030
Massachusetts Development Finance Agency, Revenue (Brandeis University Issue)	5.00	10/1/26	1,250,000		1,425,050
Massachusetts Development Finance Agency, Revenue (Brandeis University Issue)	5.00	10/1/29	1,475,000		1,678,344
Massachusetts Development Finance Agency, Revenue (CareGroup Issue)	5.00	7/1/33	500,000		588,195
Massachusetts Development Finance Agency, Revenue (CareGroup Issue)	5.00	7/1/37	1,500,000		1,759,755
Massachusetts Development Finance Agency, Revenue (Children's Hospital Issue)	5.00	10/1/33	4,000,000		4,831,080
Massachusetts Development Finance Agency, Revenue (College of the Holy Cross Issue)	5.00	9/1/41	800,000		967,408
Massachusetts Development Finance Agency, Revenue (Lahey Health System Obligated Group Issue)	5.00	8/15/40	4,000,000		4,639,240
Massachusetts Development Finance Agency, Revenue (Noble and Greenough School Issue) (Escrowed to Maturity)	5.00	4/1/21	600,000		712,926
Massachusetts Development Finance Agency, Revenue (North Hill Communities Issue)	6.50	11/15/43	2,000,000	[c]	2,184,860
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.00	7/1/32	5,070,000		6,140,023
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.00	7/1/39	2,000,000		2,291,040
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.38	7/1/41	4,000,000		4,570,440

9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 97.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Massachusetts - 91.4% (continued)
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.00	7/1/47	1,860,000		1,945,467
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.00	7/1/47	1,500,000		1,767,510
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue) (Prerefunded)	5.00	7/1/17	945,000	[d]	993,545
Massachusetts Development Finance Agency, Revenue (Suffolk University Issue)	5.00	7/1/30	1,000,000		1,091,380
Massachusetts Development Finance Agency, Revenue (Tufts Medical Center Issue)	5.50	1/1/22	1,500,000		1,769,355
Massachusetts Development Finance Agency, Revenue (UMass Memorial Health Care Obligated Group Issue)	5.00	7/1/46	1,000,000		1,150,970
Massachusetts Development Finance Agency, Revenue (UMass Memorial Issue)	5.50	7/1/31	500,000		566,495
Massachusetts Development Finance Agency, Revenue (Whitehead Institute for Biomedical Research Issue)	5.00	6/1/23	1,350,000		1,610,294
Massachusetts Development Finance Agency, SWDR (Dominion Energy Brayton Point Issue) (Prerefunded)	5.00	8/1/16	1,000,000	[d]	1,010,940
Massachusetts Educational Financing Authority, Education Loan Revenue (Issue E) (Insured; AMBAC)	4.70	1/1/27	3,460,000		3,473,978
Massachusetts Educational Financing Authority, Education Loan Revenue (Issue I)	5.00	1/1/25	1,500,000		1,765,110
Massachusetts Educational Financing Authority, Education Loan Revenue (Issue K)	5.25	7/1/29	1,660,000		1,831,246
Massachusetts Health and Educational Facilities Authority, Revenue (Dana-Farber Cancer Institute Issue)	5.25	12/1/27	1,000,000		1,114,400
Massachusetts Health and Educational Facilities Authority, Revenue (Harvard University Issue)	5.00	12/15/24	2,350,000		2,708,915
Massachusetts Health and Educational Facilities Authority, Revenue (Massachusetts Institute of Technology Issue)	5.25	7/1/33	4,000,000		5,638,120

10

Long-Term Municipal Investments - 97.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Massachusetts - 91.4% (continued)
Massachusetts Health and Educational Facilities Authority, Revenue (Partners HealthCare System Issue)	5.00	7/1/19	1,000,000		1,129,940
Massachusetts Health and Educational Facilities Authority, Revenue (Partners HealthCare System Issue)	5.25	7/1/29	1,000,000		1,130,360
Massachusetts Health and Educational Facilities Authority, Revenue (Partners HealthCare System Issue) (Prerefunded)	5.00	7/1/17	1,145,000	[d]	1,203,544
Massachusetts Health and Educational Facilities Authority, Revenue (Suffolk University Issue)	6.00	7/1/24	1,000,000		1,139,380
Massachusetts Health and Educational Facilities Authority, Revenue (Tufts University Issue)	5.50	8/15/18	1,625,000		1,804,091
Massachusetts Health and Educational Facilities Authority, Revenue (Tufts University Issue) (Prerefunded)	5.38	8/15/18	1,500,000	[d]	1,659,240
Massachusetts Health and Educational Facilities Authority, Revenue (Wheaton College Issue)	5.00	1/1/30	2,405,000		2,650,190
Massachusetts Housing Finance Agency, Housing Revenue	5.20	12/1/37	1,905,000		1,979,943
Massachusetts Port Authority, Revenue	5.00	7/1/25	1,500,000		1,890,525
Massachusetts Port Authority, Revenue	5.00	7/1/25	1,500,000		1,822,680
Massachusetts Port Authority, Revenue	5.00	7/1/27	5,475,000		6,371,312
Massachusetts Port Authority, Revenue	5.00	7/1/45	1,000,000		1,151,500
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	8/15/21	6,610,000		7,937,024
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	8/15/22	2,000,000		2,453,160
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	10/15/35	4,000,000		4,688,520
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	8/15/37	3,000,000		3,615,720
Massachusetts Water Resources Authority, General Revenue	5.00	8/1/25	2,000,000		2,392,040
Massachusetts Water Resources Authority, General Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	8/1/21	1,405,000		1,488,134
Massachusetts Water Resources Authority, General Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	8/1/26	1,875,000		1,980,562
Massachusetts Water Resources Authority, General Revenue (Insured; National Public Finance Guarantee Corp.) (Prerefunded)	5.25	8/1/17	95,000	[d]	100,485

11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 97.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Massachusetts - 91.4% (continued)
Metropolitan Boston Transit Parking Corporation, Systemwide Senior Lien Parking Revenue	5.00	7/1/24	1,320,000	1,570,813
				163,701,253
U.S. Related - 6.1%
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	5.38	5/15/33	1,370,000	1,370,000
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	5.50	5/15/39	1,245,000	1,245,000
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	5,000,000	[b] 451,400
Guam, Business Privilege Tax Revenue	5.00	11/15/34	1,000,000	1,164,910
Guam, Business Privilege Tax Revenue	5.13	1/1/42	1,000,000	1,110,310
Guam, Hotel Occupancy Tax Revenue	5.00	11/1/17	1,000,000	1,059,100
Virgin Islands Port Authority, Marine Revenue	5.00	9/1/44	1,500,000	1,668,315
Virgin Islands Public Finance Authority, Revenue (Virgin Islands Matching Fund Loan Note)	5.00	10/1/25	2,500,000	2,797,875
				10,866,910

Total Investments (cost $159,772,526)			97.5%	174,568,163
Cash and Receivables (Net)			2.5%	4,483,565
Net Assets			100.0%	179,051,728

a Variable rate security—rate shown is the interest rate in effect at period end.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, this security was valued at $2,184,860 or 1.22% of net assets.

d This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

12

Portfolio Summary (Unaudited) †	Value (%)
Health Care	21.9
Education	20.5
Special Tax	15.1
Transportation Services	14.3
State/Territory	7.8
Prerefunded	6.9
Housing	2.3
Utility-Water and Sewer	2.2
Asset-Backed	1.7
Utility-Electric	1.7
Industrial	.9
Other	2.2
97.5

† Based on net assets.

See notes to financial statements.

13

STATEMENT OF INVESTMENTS

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	159,772,526	174,568,163
Cash		4,394,923
Interest receivable		2,051,282
Prepaid expenses		16,632
		181,031,000
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		116,102
Payable for investment securities purchased		1,749,045
Payable for shares of Beneficial Interest redeemed		35,408
Accrued expenses		78,717
		1,979,272
Net Assets ($)		179,051,728
Composition of Net Assets ($):
Paid-in capital		167,145,325
Accumulated undistributed investment income—net		12,848
Accumulated net realized gain (loss) on investments		(2,902,082)
Accumulated net unrealized appreciation (depreciation) on investments		14,795,637
Net Assets ($)		179,051,728

Net Asset Value Per Share	Class A	Class C	Class Z
Net Assets ($)	34,121,102	1,477,667	143,452,959
Shares Outstanding	2,856,691	123,631	12,011,286
Net Asset Value Per Share ($)	11.94	11.95	11.94

See notes to financial statements.

15

STATEMENT OF OPERATIONS

Year Ended April 30, 2016

Investment Income ($):
Interest Income	6,370,043
Expenses:
Management fee—Note 3(a)	978,133
Shareholder servicing costs—Note 3(c)	223,420
Professional fees	64,573
Registration fees	33,168
Custodian fees—Note 3(c)	17,765
Prospectus and shareholders’ reports	15,783
Distribution fees—Note 3(b)	12,084
Trustees’ fees and expenses—Note 3(d)	9,178
Loan commitment fees—Note 2	2,064
Miscellaneous	35,206
Total Expenses	1,391,374
Less—reduction in fees due to earnings credits—Note 3(c)	(515)
Net Expenses	1,390,859
Investment Income—Net	4,979,184
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,336,438
Net unrealized appreciation (depreciation) on investments	2,464,143
Net Realized and Unrealized Gain (Loss) on Investments	3,800,581
Net Increase in Net Assets Resulting from Operations	8,779,765

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2016	2015
Operations ($):
Investment income—net	4,979,184	5,266,758
Net realized gain (loss) on investments	1,336,438	222,905
Net unrealized appreciation (depreciation) on investments	2,464,143	2,913,687
Net Increase (Decrease) in Net Assets Resulting from Operations	8,779,765	8,403,350
Dividends to Shareholders from ($):
Investment income—net:
Class A	(887,984)	(932,699)
Class C	(29,434)	(52,272)
Class Z	(4,038,372)	(4,268,473)
Total Dividends	(4,955,790)	(5,253,444)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,552,393	2,876,670
Class C	73,819	48,089
Class Z	4,299,349	3,960,449
Dividends reinvested:
Class A	717,713	770,369
Class C	14,285	19,028
Class Z	3,214,179	3,445,201
Cost of shares redeemed:
Class A	(3,962,104)	(3,204,747)
Class C	(395,005)	(1,525,209)
Class Z	(11,193,530)	(13,683,815)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(5,678,901)	(7,293,965)
Total Increase (Decrease) in Net Assets	(1,854,926)	(4,144,059)
Net Assets ($):
Beginning of Period	180,906,654	185,050,713
End of Period	179,051,728	180,906,654
Undistributed investment income—net	12,848	-

17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended April 30,
	2016	2015
Capital Share Transactions (Shares):
Class A
Shares sold	132,065	244,447
Shares issued for dividends reinvested	61,167	65,771
Shares redeemed	(338,630)	(273,976)
Net Increase (Decrease) in Shares Outstanding	(145,398)	36,242
Class C
Shares sold	6,284	4,126
Shares issued for dividends reinvested	1,218	1,624
Shares redeemed	(33,646)	(128,428)
Net Increase (Decrease) in Shares Outstanding	(26,144)	(122,678)
Class Z
Shares sold	367,407	338,931
Shares issued for dividends reinvested	273,967	294,180
Shares redeemed	(956,869)	(1,172,443)
Net Increase (Decrease) in Shares Outstanding	(315,495)	(539,332)

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	11.69	11.49	12.11	11.94	11.05
Investment Operations:
Investment income—net[a]	.31	.31	.35	.36	.41
Net realized and unrealized gain (loss) on investments	.25	.20	(.60)	.17	.94
Total from Investment Operations	.56	.51	(.25)	.53	1.35
Distributions:
Dividends from investment income—net	(.31)	(.31)	(.35)	(.36)	(.41)
Dividends from net realized gain on investments	—	—	(.02)	(.00)[b]	(.05)
Total Distributions	(.31)	(.31)	(.37)	(.36)	(.46)
Net asset value, end of period	11.94	11.69	11.49	12.11	11.94
Total Return (%)[c]	4.84	4.50	(1.96)	4.51	12.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95	.95	.93	.93	.95
Ratio of net expenses to average net assets	.95	.95	.93	.93	.95
Ratio of net investment income to average net assets	2.64	2.69	3.07	2.97	3.56
Portfolio Turnover Rate	12.60	8.90	9.72	14.28	11.44
Net Assets, end of period ($ x 1,000)	34,121	35,090	34,082	41,675	39,705

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class C Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	11.70	11.50	12.12	11.95	11.06
Investment Operations:
Investment income—net[a]	.22	.24	.26	.27	.32
Net realized and unrealized gain (loss) on investments	.24	.18	(.60)	.17	.94
Total from Investment Operations	.46	.42	(.34)	.44	1.26
Distributions:
Dividends from investment income—net	(.21)	(.22)	(.26)	(.27)	(.32)
Dividends from net realized gain on investments	—	—	(.02)	(.00)[b]	(.05)
Total Distributions	(.21)	(.22)	(.28)	(.27)	(.37)
Net asset value, end of period	11.95	11.70	11.50	12.12	11.95
Total Return (%)[c]	4.01	3.70	(2.71)	3.72	11.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.75	1.71	1.70	1.69	1.71
Ratio of net expenses to average net assets	1.75	1.71	1.70	1.69	1.71
Ratio of net investment income to average net assets	1.84	2.00	2.31	2.21	2.79
Portfolio Turnover Rate	12.60	8.90	9.72	14.28	11.44
Net Assets, end of period ($ x 1,000)	1,478	1,752	3,134	4,390	4,054

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

See notes to financial statements.

20

		Year Ended April 30,
Class Z Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	11.69	11.49	12.11	11.94	11.05
Investment Operations:
Investment income—net[a]	.33	.34	.37	.38	.44
Net realized and unrealized gain (loss) on investments	.25	.20	(.60)	.17	.94
Total from Investment Operations	.58	.54	(.23)	.55	1.38
Distributions:
Dividends from investment income—net	(.33)	(.34)	(.37)	(.38)	(.44)
Dividends from net realized gain on investments	—	—	(.02)	(.00)[b]	(.05)
Total Distributions	(.33)	(.34)	(.39)	(.38)	(.49)
Net asset value, end of period	11.94	11.69	11.49	12.11	11.94
Total Return (%)	5.07	4.74	(1.76)	4.73	12.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73	.72	.73	.72	.74
Ratio of net expenses to average net assets	.73	.72	.73	.72	.74
Ratio of net investment income to average net assets	2.85	2.92	3.28	3.18	3.78
Portfolio Turnover Rate	12.60	8.90	9.72	14.28	11.44
Net Assets, end of period ($ x 1,000)	143,453	144,065	147,836	171,146	166,251

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

See notes to financial statements.

21

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Massachusetts Fund (the “fund”) is a separate non-diversified series of Dreyfus State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

22

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and

23

NOTES TO FINANCIAL STATEMENTS (continued)

asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds†	-	174,568,163	-	174,568,163

† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of

24

premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2016, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $125,642, accumulated capital losses $2,973,662 and unrealized appreciation $14,867,217.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

25

NOTES TO FINANCIAL STATEMENTS (continued)

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2016. The fund has $843,152 of short-term capital losses and $2,130,510 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2016 and April 30, 2015 were as follows: tax-exempt income $4,949,679 and $5,230,017, and ordinary income $6,111 and $23,427, respectively.

During the period ended April 30, 2016, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and dividend reclassification, the fund decreased accumulated undistributed investment income-net by $10,546, increased accumulated net realized gain (loss) on investments by $3,084 and increased paid-in capital by $7,462. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million and prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2016, the Distributor retained $555 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an

26

annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2016, Class C shares were charged $12,084 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2016, Class A and Class C shares were charged $84,617 and $4,028, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2016, Class Z shares were charged $67,269 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2016, the fund was charged $41,333 for transfer agency services and $2,138 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $515.

27

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2016, the fund was charged $17,765 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended April 30, 2016, the fund was charged $1,572 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2016, the fund was charged $10,076 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to the Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $80,612, Distribution Plan fees $921, Shareholder Services Plan fees $14,417, custodian fees $8,756, Chief Compliance Officer fees $3,208 and transfer agency fees $8,188.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2016, amounted to $22,082,999 and $27,778,809, respectively.

At April 30, 2016, the cost of investments for federal income tax purposes was $159,700,946; accordingly, accumulated net unrealized appreciation on investments was $14,867,217, consisting of $15,074,718 gross unrealized appreciation and $207,501 gross unrealized depreciation.

28

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund (one of the series comprising Dreyfus State Municipal Bond Funds) as of April 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund at April 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 24, 2016

29

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended April 30, 2016 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Massachusetts residents, Massachusetts personal income taxes), except $6,111 that is being reported as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2016 calendar year on Form 1099-DIV which will be mailed in early 2017.

30

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 136

———————

Francine J. Bovich (64)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 77

———————

Peggy C. Davis (73)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

Diane Dunst (76)

Board Member (2007)

Principal Occupation During Past 5 Years:

• President of Huntting House Antiques (1999-present)

No. of Portfolios for which Board Member Serves: 14

———————

31

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Nathan Leventhal (73)

Board Member (1989)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 49

———————

Robin A. Melvin (52)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; served as a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 108

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Member is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

32

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 65 investment companies (comprised of 136 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

33

OFFICERS OF THE FUND (Unaudited) (continued)

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (66 investment companies, comprised of 161 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 61 investment companies (comprised of 157 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Distributor since 1997.

34

NOTES

35

NOTES

36

NOTES

37

For More Information

Dreyfus State Municipal Bond Funds,
Dreyfus Massachusetts Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PSMAX Class C: PCMAX Class Z: PMAZX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0063AR0416

Dreyfus State Municipal Bond Funds,
Dreyfus Pennsylvania Fund

ANNUAL REPORT April 30, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund, covering the 12-month period from May 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2015 through April 30, 2016, as provided by Daniel Rabasco and Thomas Casey, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended April 30, 2016, Class A shares of Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 5.66%, Class C shares returned 4.93%, and Class Z shares returned 5.95%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Pennsylvania, achieved a total return of 5.29% for the same period.2

Municipal bonds produced solidly positive returns over the reporting period amid robust demand for competitive levels of after-tax income. The fund’s Class A and Class Z shares outperformed the benchmark, mainly due to a focus on longer-dated securities.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Pennsylvania state income tax, without undue risk. To pursue its goal, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal income tax and Pennsylvania state income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among various sectors, such as pre-refunded, general obligation, and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Flight to Safety Supported Municipal Bonds

Municipal bonds were influenced during the reporting period by bouts of economic uncertainty. The U.S. economy grew robustly early in the reporting period, but global economic instability and declining commodity prices soon caused investors to turn away from riskier assets and toward high-quality securities. Demand was especially strong for securities with competitive income profiles, and the after-tax yields of municipal bonds generally compared favorably with those of taxable U.S. Treasury securities.

Municipal bonds with longer-term maturities benefited from falling long-term interest rates even as the Federal Reserve Board raised short-term interest rates in December 2015. Supply-and-demand influences in the municipal bond market also proved favorable. New issuance volumes increased over much of 2015 when issuers rushed to refinance existing

3

DISCUSSION OF FUND PERFORMANCE (continued)

debt before the rate hike, but the supply of newly issued securities subsequently moderated amid steady investor demand.

Municipal bonds were further supported by generally improving credit conditions as tax revenues recovered beyond pre-recession levels for most states. Although the Pennsylvania economy has roughly tracked national averages, its fiscal condition was undermined by a political dispute that delayed adoption of its most recent state budget. The state also has continued to face fiscal pressures related to shortfalls in funding its public pension system.

Longer-Term Maturities Bolstered Relative Results

The fund’s performance compared to its benchmark was supported by its focus on municipal bonds with longer-term maturities and underweighted positions in bonds with maturities of five years and less. This positioning enabled it to participate more fully in the benefits of falling long-term interest rates and narrowing yield differences along the market’s maturity range.

The fund also achieved strong results through overweighted positions in higher-yielding revenue bonds and underweighted exposure to general obligation bonds. Results were especially robust among bonds backed by hospitals, airports, and educational facilities. The fund further benefited from lack of direct exposure to uninsured municipal bonds from Puerto Rico.

Although disappointments during the reporting period were relatively mild, Pennsylvania bonds mildly underperformed national market averages due to the state’s delayed budget. In addition, bonds with maturities in the 15-year range lagged their longer-term counterparts, as did higher-quality municipal bonds backed by essential municipal services.

Tilting toward Higher-Quality Securities

We remain optimistic regarding the prospects for the municipal bond market as the U.S. economy continues to grow, but we are aware of the potential risks posed by political uncertainty and rising short-term interest rates. We also are aware that yield differences have narrowed along the market’s credit-quality spectrum.

Therefore, we have begun to shift toward a higher-quality bias, adding positions in revenue bonds with credit ratings of A or better. We have complemented these higher-quality holdings with opportunistic purchases of select higher-yielding investments, and we have retained the fund’s focus on longer-term maturities, which should continue to perform well by deriving support from positive market supply and demand trends.

May 16, 2016

Bond funds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 SOURCE: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund Class A shares and Class C shares and the Barclays Municipal Bond Index

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A and Class C shares of Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund on 4/30/06 to a $10,000 investment made in the Barclays Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund invests primarily in Pennsylvania municipal securities and its performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses for Class A and Class C shares. Performance for Class Z shares will vary from the performance of Class A and Class C shares shown above due to differences in charges and expenses. The Index is not limited to investments principally in Pennsylvania municipal obligations. The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall. These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (continued)

Average Annual Total Returns as of 4/30/16
	Inception Date	1 Year	5 Years	10 Years	From Inception

Class A shares
with maximum sales charge (4.5%)	7/30/87	0.91%	4.20%	3.92%	-
without sales charge	7/30/87	5.66%	5.16%	4.40%	-
Class C shares
with applicable redemption charge †	8/15/95	3.93%	4.37%	3.62%	-
without redemption	8/15/95	4.93%	4.37%	3.62%	-
Class Z shares	11/29/07	5.95%	5.39%	-	4.63%
Barclays Municipal Bond Index	11/30/07	5.29%	5.37%	4.94%	4.96%††

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† The Index date is based on the life of Class Z shares. For comparative purposes, the value of the Index as of 11/30/07 is used as the beginning value on 11/29/07 (the inception date for Class Z shares).

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016
	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.87	$8.71	$3.76
Ending value (after expenses)	$1,040.80	$1,036.90	$1,041.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016
	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.82	$8.62	$3.72
Ending value (after expenses)	$1,020.09	$1,016.31	$1,021.18

†  Expenses are equal to the fund’s annualized expense ratio of .96% for Class A, 1.72% for Class C and .74% for Class Z, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS

April 30, 2016

Long-Term Municipal Investments - 98.3%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 96.3%
Adams County Industrial Development Authority, Revenue (Gettysburg College)	5.00	8/15/25	1,000,000		1,133,540
Adams County Industrial Development Authority, Revenue (Gettysburg College)	5.00	8/15/26	1,000,000		1,133,540
Allegheny County, GO	5.00	12/1/31	1,040,000		1,235,406
Allegheny County, GO	5.00	12/1/34	1,000,000		1,177,760
Allegheny County, GO	5.00	12/1/34	3,000,000		3,528,630
Allegheny County Port Authority, Special Transportation Revenue	5.25	3/1/22	1,305,000		1,539,626
Beaver County Hospital Authority, Revenue (Heritage Valley Health System, Inc.)	5.00	5/15/28	1,575,000		1,798,020
Bethlehem Authority, Guaranteed Water Revenue (Insured; Build America Mutual Assurance Company)	5.00	11/15/31	2,000,000		2,347,560
Boyertown Area School District, GO	5.00	10/1/37	2,050,000		2,357,008
Bucks County Water and Sewer Authority, Sewer System Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/37	500,000		579,725
Canonsburg-Houston Joint Authority, Sewer Revenue	5.00	12/1/40	2,000,000		2,314,880
Centre County Hospital Authority, HR (Mount Nittany Medical Center Project)	5.00	11/15/41	750,000		874,020
Charleroi Area School Authority, School Revenue (Insured; National Public Finance Guarantee Corp.)	0.00	10/1/20	2,000,000	[a]	1,833,300
Clairton Municipal Authority, Sewer Revenue	5.00	12/1/37	2,000,000		2,252,760
Cumberland County Municipal Authority, Revenue (Diakon Lutheran Social Ministries Project)	5.00	1/1/38	1,000,000		1,108,550
Dauphin County General Authority, Health System Revenue (Pinnacle Health System Project)	5.00	6/1/42	3,030,000		3,408,841
Delaware County Authority, Revenue (Villanova University)	5.00	8/1/40	2,170,000		2,549,056
Delaware River Joint Toll Bridge Commission, Bridge System Revenue	5.00	7/1/30	500,000		604,380
Delaware River Joint Toll Bridge Commission, Bridge System Revenue	5.00	7/1/31	500,000		601,875
Delaware River Port Authority, Revenue	5.00	1/1/30	1,500,000		1,685,715

8

Long-Term Municipal Investments - 98.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 96.3% (continued)
Delaware River Port Authority, Revenue	5.00	1/1/37	3,000,000		3,520,560
Donegal School District, GO (Limited Tax Obligations)	5.00	6/1/23	2,080,000		2,317,287
East Hempfield Township Industrial Development Authority, Revenue (Willow Valley Communities Project)	5.00	12/1/39	500,000		571,800
Geisinger Authority, Health System Revenue (Geisinger Health System)	5.00	6/1/41	2,500,000		2,876,050
Harrisburg Redevelopment Authority, Guaranteed Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/1/16	1,000,000	[a]	977,150
Harrisburg Redevelopment Authority, Guaranteed Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	5/1/18	2,750,000	[a]	2,497,275
Harrisburg Redevelopment Authority, Guaranteed Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/1/18	2,750,000	[a]	2,437,957
Harrisburg Redevelopment Authority, Guaranteed Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/1/19	2,750,000	[a]	2,316,022
Harrisburg Redevelopment Authority, Guaranteed Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	5/1/20	2,750,000	[a]	2,255,550
Harrisburg Redevelopment Authority, Guaranteed Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/1/20	2,500,000	[a]	1,999,950
Lancaster County Hospital Authority, Health Center Revenue (Masonic Villages Project)	5.00	11/1/35	1,000,000		1,154,670
Lancaster County Hospital Authority, Health System Revenue (University of Pennsylvania Health System)	5.00	8/15/42	1,250,000		1,479,687
McKeesport Area School District, GO (Insured; AMBAC) (Escrowed to Maturity)	0.00	10/1/21	2,915,000	[a]	2,717,188
Montgomery County Higher Education and Health Authority, HR (Abington Memorial Hospital Obligated Group)	5.00	6/1/31	1,000,000		1,135,230
Montgomery County Industrial Development Authority, Health System Revenue (Jefferson Health System)	5.00	10/1/41	4,000,000		4,431,040
Pennsylvania, GO	5.00	10/15/26	3,000,000		3,633,570
Pennsylvania, GO	5.00	10/15/29	4,000,000		4,771,080
Pennsylvania, GO	5.00	3/15/33	1,500,000		1,768,080
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue (Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000		1,106,660

9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 98.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 96.3% (continued)
Pennsylvania Higher Educational Facilities Authority, Health System Revenue (University of Pennsylvania)	5.00	8/15/40	1,500,000		1,756,290
Pennsylvania Higher Educational Facilities Authority, Revenue (Thomas Jefferson University)	5.00	9/1/30	1,170,000		1,399,952
Pennsylvania Higher Educational Facilities Authority, Revenue (Thomas Jefferson University)	5.00	3/1/40	1,000,000		1,105,630
Pennsylvania Higher Educational Facilities Authority, Revenue (Thomas Jefferson University)	5.00	9/1/45	1,500,000		1,718,805
Pennsylvania Higher Educational Facilities Authority, Revenue (University of Pennsylvania Health System) (Prerefunded)	6.00	8/15/18	1,500,000	[b]	1,679,715
Pennsylvania Higher Educational Facilities Authority, Revenue (University of the Sciences in Philadelphia)	5.00	11/1/31	1,000,000		1,177,920
Pennsylvania Housing Finance Agency, Capital Fund Securitization Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/25	1,210,000		1,214,199
Pennsylvania Housing Finance Agency, SFMR	4.60	10/1/27	5,000,000		5,033,800
Pennsylvania Housing Finance Agency, SFMR	4.70	10/1/37	740,000		743,300
Pennsylvania Industrial Development Authority, EDR (Prerefunded)	5.50	7/1/18	100,000	[b]	110,249
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue	5.00	12/1/37	5,325,000		6,056,921
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/36	1,605,000		1,889,759
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/43	2,500,000		2,869,925
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue	5.25	6/1/39	1,030,000		1,140,282
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue (Insured; Assured Guaranty Corp.) (Prerefunded)	6.00	6/1/18	3,000,000	[b]	3,328,560
Philadelphia, Airport Revenue	5.25	6/15/25	2,500,000		2,820,900
Philadelphia, Airport Revenue	5.00	6/15/35	2,000,000		2,298,300
Philadelphia, Gas Works Revenue	5.00	8/1/31	1,250,000		1,475,038
Philadelphia, Gas Works Revenue	5.00	8/1/32	1,000,000		1,174,680
Philadelphia, Water and Wastewater Revenue	5.00	1/1/23	2,180,000		2,656,483

10

Long-Term Municipal Investments - 98.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 96.3% (continued)
Philadelphia Authority for Industrial Development, HR (The Children's Hospital of Philadelphia Project)	5.00	7/1/42	3,000,000		3,483,780
Philadelphia Authority for Industrial Development, Revenue (Independence Charter School Project)	5.50	9/15/37	1,700,000		1,727,829
Philadelphia Authority for Industrial Development, Revenue (Russell Byers Charter School Project)	5.15	5/1/27	1,230,000		1,239,889
Philadelphia Authority for Industrial Development, Revenue (Russell Byers Charter School Project)	5.25	5/1/37	1,715,000		1,725,496
Philadelphia Authority for Industrial Development, Revenue (Temple University)	5.00	4/1/45	1,500,000		1,725,675
Philadelphia Hospitals and Higher Education Facilities Authority, HR (The Children's Hospital of Philadelphia Project)	5.00	7/1/25	1,800,000		2,119,266
Philadelphia Housing Authority, Capital Fund Program Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/21	1,685,000		1,702,254
Philadelphia School District, GO	5.25	9/1/23	1,000,000		1,100,190
Philadelphia School District, GO	6.00	9/1/38	965,000		1,024,483
Philadelphia School District, GO (Prerefunded)	6.00	9/1/18	25,000	[b]	28,032
Philadelphia School District, GO (Prerefunded)	6.00	9/1/18	5,000	[b]	5,606
Philadelphia School District, GO (Prerefunded)	6.00	9/1/18	5,000	[b]	5,605
Pittsburgh, GO (Insured; Build America Mutual Assurance Company)	5.00	9/1/30	1,585,000		1,903,109
Pittsburgh Urban Redevelopment Authority, MFHR (West Park Court Project) (Collateralized; GNMA)	4.90	11/20/47	1,205,000		1,237,559
Pocono Mountains Industrial Park Authority, HR (Saint Luke's Hospital - Monroe Project)	5.00	8/15/40	1,795,000		2,034,256
Reading Area Water Authority, Water Revenue	5.00	12/1/31	2,000,000		2,320,900
State Public School Building Authority, College Revenue (Montgomery County Community College)	5.00	5/1/38	1,115,000		1,272,349

11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 98.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Pennsylvania - 96.3% (continued)
State Public School Building Authority, Community College Revenue (Community College of Philadelphia Project) (Prerefunded)	6.00	12/15/18	3,000,000	[b] 3,406,380
West Shore Area Authority, HR (Holy Spirit Hospital of the Sisters of Christian Charity Project)	6.00	1/1/26	2,000,000	2,393,600
West View Borough Municipal Authority, Water Revenue	5.00	11/15/39	2,000,000	2,377,420
Westmoreland County Industrial Development Authority, Health System Revenue (Excela Health Project)	5.00	7/1/25	2,390,000	2,664,420
Wilkes-Barre Finance Authority, Revenue (University of Scranton)	5.00	11/1/34	1,000,000	1,165,240
York County, GO	5.00	6/1/31	1,500,000	1,838,880
				158,183,924
U.S. Related - 2.0%
Guam, Business Privilege Tax Revenue	5.00	1/1/42	1,000,000	1,103,020
Guam, Business Privilege Tax Revenue	5.13	1/1/42	1,000,000	1,110,310
Virgin Islands Public Finance Authority, Revenue (Virgin Islands Matching Fund Loan Note)	5.00	10/1/25	1,000,000	1,119,150
				3,332,480

Total Investments (cost $150,017,780)			98.3%	161,516,404
Cash and Receivables (Net)			1.7%	2,844,227
Net Assets			100.0%	164,360,631

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

12

Portfolio Summary (Unaudited) †	Value (%)
Health Care	19.2
Education	18.9
Transportation Services	17.3
Utility-Water and Sewer	9.7
Special Tax	8.9
State/Territory	6.2
Housing	6.0
County	3.6
City	3.4
Prerefunded	2.8
Utility-Electric	1.6
Other	.7
98.3

† Based on net assets.

See notes to financial statements.

13

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	150,017,780	161,516,404
Cash		1,150,439
Interest receivable		1,948,372
Prepaid expenses		15,982
		164,631,197
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		122,919
Payable for shares of Beneficial Interest redeemed		82,475
Accrued expenses		65,172
		270,566
Net Assets ($)		164,360,631
Composition of Net Assets ($):
Paid-in capital		153,553,760
Accumulated undistributed investment income—net		13,639
Accumulated net realized gain (loss) on investments		(705,392)
Accumulated net unrealized appreciation (depreciation) on investments		11,498,624
Net Assets ($)		164,360,631

Net Asset Value Per Share	Class A	Class C	Class Z
Net Assets ($)	107,889,270	4,912,781	51,558,580
Shares Outstanding	6,443,626	293,287	3,079,737
Net Asset Value Per Share ($)	16.74	16.75	16.74

See notes to financial statements.

15

STATEMENT OF OPERATIONS

Year Ended April 30, 2016

Investment Income ($):
Interest Income	6,603,962
Expenses:
Management fee—Note 3(a)	890,020
Shareholder servicing costs—Note 3(c)	377,279
Professional fees	61,309
Distribution fees—Note 3(b)	34,614
Registration fees	25,239
Prospectus and shareholders’ reports	19,139
Custodian fees—Note 3(c)	17,774
Trustees’ fees and expenses—Note 3(d)	8,247
Loan commitment fees—Note 2	1,998
Miscellaneous	35,151
Total Expenses	1,470,770
Less—reduction in fees due to earnings credits—Note 3(c)	(429)
Net Expenses	1,470,341
Investment Income—Net	5,133,621
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,308,063
Net unrealized appreciation (depreciation) on investments	2,618,557
Net Realized and Unrealized Gain (Loss) on Investments	3,926,620
Net Increase in Net Assets Resulting from Operations	9,060,241

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2016	2015
Operations ($):
Investment income—net	5,133,621	5,252,640
Net realized gain (loss) on investments	1,308,063	916,467
Net unrealized appreciation (depreciation) on investments	2,618,557	2,424,086
Net Increase (Decrease) in Net Assets Resulting from Operations	9,060,241	8,593,193
Dividends to Shareholders from ($):
Investment income—net:
Class A	(3,304,503)	(3,392,363)
Class C	(107,533)	(106,072)
Class Z	(1,673,847)	(1,722,063)
Total Dividends	(5,085,883)	(5,220,498)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	3,827,638	3,260,095
Class C	790,360	576,365
Class Z	1,337,317	1,842,830
Dividends reinvested:
Class A	2,795,619	2,831,858
Class C	90,590	88,839
Class Z	1,402,530	1,446,406
Cost of shares redeemed:
Class A	(9,611,382)	(9,936,537)
Class C	(741,932)	(508,831)
Class Z	(3,537,629)	(6,370,738)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(3,646,889)	(6,769,713)
Total Increase (Decrease) in Net Assets	327,469	(3,397,018)
Net Assets ($):
Beginning of Period	164,033,162	167,430,180
End of Period	164,360,631	164,033,162
Undistributed investment income—net	13,639	-
Capital Share Transactions (Shares):
Class A
Shares sold	232,965	199,275
Shares issued for dividends reinvested	170,296	173,364
Shares redeemed	(586,563)	(608,583)
Net Increase (Decrease) in Shares Outstanding	(183,302)	(235,944)
Class C
Shares sold	47,976	35,242
Shares issued for dividends reinvested	5,514	5,435
Shares redeemed	(45,306)	(31,154)
Net Increase (Decrease) in Shares Outstanding	8,184	9,523
Class Z
Shares sold	81,659	113,059
Shares issued for dividends reinvested	85,440	88,563
Shares redeemed	(216,870)	(391,130)
Net Increase (Decrease) in Shares Outstanding	(49,771)	(189,508)

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended April 30,
Class A Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	16.34	16.01	16.88	16.60	15.51
Investment Operations:
Investment income—net[a]	.51	.51	.56	.57	.63
Net realized and unrealized gain (loss) on investments	.40	.32	(.85)	.34	1.11
Total from Investment Operations	.91	.83	(.29)	.91	1.74
Distributions:
Dividends from investment income—net	(.51)	(.50)	(.56)	(.57)	(.63)
Dividends from net realized gain on investments	—	—	(.02)	(.06)	(.02)
Total Distributions	(.51)	(.50)	(.58)	(.63)	(.65)
Net asset value, end of period	16.74	16.34	16.01	16.88	16.60
Total Return (%)[b]	5.66	5.26	(1.64)	5.53	11.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95	.96	.93	.94	.95
Ratio of net expenses to average net assets	.95	.96	.93	.94	.95
Ratio of net investment income to average net assets	3.13	3.11	3.51	3.40	3.91
Portfolio Turnover Rate	12.49	29.84	9.57	15.27	10.69
Net Assets, end of period ($ x 1,000)	107,889	108,258	109,883	133,727	129,697

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

18

	Year Ended April 30,
Class C Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	16.34	16.02	16.89	16.61	15.52
Investment Operations:
Investment income—net[a]	.39	.39	.43	.44	.51
Net realized and unrealized gain (loss) on investments	.40	.31	(.85)	.34	1.11
Total from Investment Operations	.79	.70	(.42)	.78	1.62
Distributions:
Dividends from investment income—net	(.38)	(.38)	(.43)	(.44)	(.51)
Dividends from net realized gain on investments	—	—	(.02)	(.06)	(.02)
Total Distributions	(.38)	(.38)	(.45)	(.50)	(.53)
Net asset value, end of period	16.75	16.34	16.02	16.89	16.61
Total Return (%)[b]	4.93	4.41	(2.40)	4.73	10.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.72	1.71	1.71	1.70	1.71
Ratio of net expenses to average net assets	1.72	1.71	1.71	1.70	1.71
Ratio of net investment income to average net assets	2.36	2.36	2.73	2.64	3.16
Portfolio Turnover Rate	12.49	29.84	9.57	15.27	10.69
Net Assets, end of period ($ x 1,000)	4,913	4,660	4,414	5,393	5,580

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

	Year Ended April 30,
Class Z Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	16.33	16.01	16.88	16.60	15.51
Investment Operations:
Investment income—net[a]	.55	.54	.59	.61	.67
Net realized and unrealized gain (loss) on investments	.40	.32	(.85)	.34	1.10
Total from Investment Operations	.95	.86	(.26)	.95	1.77
Distributions:
Dividends from investment income—net	(.54)	(.54)	(.59)	(.61)	(.66)
Dividends from net realized gain on investments	—	—	(.02)	(.06)	(.02)
Total Distributions	(.54)	(.54)	(.61)	(.67)	(.68)
Net asset value, end of period	16.74	16.33	16.01	16.88	16.60
Total Return (%)	5.95	5.43	(1.43)	5.75	11.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.74	.73	.72	.73	.74
Ratio of net expenses to average net assets	.74	.73	.72	.73	.74
Ratio of net investment income to average net assets	3.34	3.34	3.71	3.61	4.13
Portfolio Turnover Rate	12.49	29.84	9.57	15.27	10.69
Net Assets, end of period ($ x 1,000)	51,559	51,116	53,133	58,978	57,818

a Based on average shares outstanding.

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Pennsylvania Fund (the “fund”) is a separate non-diversified series of Dreyfus State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

21

NOTES TO FINANCIAL STATEMENTS (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and

22

asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds†	-	161,516,404	-	161,516,404

† See Statement of Investments for additional detailed categorizations.

At April 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

23

NOTES TO FINANCIAL STATEMENTS (continued)

from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2016, the components of accumulated earnings on a tax basis were as follows: undistributed tax–exempt income $267,927, accumulated capital losses $923,877 and unrealized appreciation $11,717,109.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited

24

period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2016. The fund has $145,831 of short–term capital losses and $778,046 of long–term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2016 and April 30, 2015 were as follows: tax–exempt income $5,085,883 and $5,220,498, respectively.

During the period ended April 30, 2016, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $34,099 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million and prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2016, the Distributor retained $2,114 from commissions earned on sales of the fund’s Class A shares and $116 from CDSCs on redemptions of the fund’s Class C shares.

25

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2016, Class C shares were charged $34,614 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2016, Class A and Class C shares were charged $266,726 and $11,538, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2016, Class Z shares were charged $23,222 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2016, the fund was charged $38,334 for transfer agency services and $1,785 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $429.

26

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2016, the fund was charged $17,774 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended April 30, 2016, the fund was charged $1,301 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2016, the fund was charged $10,076 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to the Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $73,963, Distribution Plan fees $3,040, Shareholder Services Plan fees $25,627, custodian fees $8,841, Chief Compliance Officer fees $3,208 and transfer agency fees $8,240.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2016, amounted to $19,985,007 and $23,131,130, respectively.

At April 30, 2016, the cost of investments for federal income tax purposes was $149,799,295; accordingly, accumulated net unrealized appreciation on investments was $11,717,109, consisting of $11,723,807 gross unrealized appreciation and $6,698 gross unrealized depreciation.

27

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund (one of the series comprising Dreyfus State Municipal Bond Funds) as of April 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund at April 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 24, 2016

28

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended April 30, 2016 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Pennsylvania residents, Pennsylvania personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2016 calendar year on Form 1099-DIV which will be mailed in early 2017.

29

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 136

———————

Francine J. Bovich (64)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 77

———————

Peggy C. Davis (73)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

Diane Dunst (76)

Board Member (2007)

Principal Occupation During Past 5 Years:

• President of Huntting House Antiques (1999-present)

No. of Portfolios for which Board Member Serves: 14

———————

30

Nathan Leventhal (73)

Board Member (1989)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 49

———————

Robin A. Melvin (52)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; served as a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 108

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Member is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

31

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 65 investment companies (comprised of 136 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

32

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (66 investment companies, comprised of 161 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 61 investment companies (comprised of 157 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Distributor since 1997.

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For More Information

Dreyfus State Municipal Bond Funds,
Dreyfus Pennsylvania Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PTPAX Class C: PPACX Class Z: DPENX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0058AR0416

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $100,837 in 2015 and $103,356 in 2016.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2015 and $18,819 in 2016. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $11,342 in 2015 and $12,853 in 2016. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,244 in 2015 and $2,745 in 2016. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2015 and $0 in 2016.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $23,166,205 in 2015 and $19,046,287 in 2016.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 22, 2016

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)